Trade and Other Payables	12 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

7. TRADE AND OTHER PAYABLES

	Years Ended June 30,
	2025	2024

Trade creditors	538,276	581,137
Accrued research and development expenses	1,684,726	3,499,960
Accrued professional fees	193,095	234,899
Accrued corporate personnel expenses	139,240	166,063
Other accrued expenses	900	123,457
Other payables	19,253	14,431
Total	2,575,490	4,619,947